Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 18 — Subsequent Events

In September 2009, we entered into a license and distribution agreement with Millennia Holdings, Inc. (“Millennia”) for the Company’s Aurix System in Japan. Since then, Millennia has been collecting and publishing clinical data for regulatory purposes and expanding the utilization of Aurix throughout their network. The diabetic population in Japan is estimated to be approximately seven million adults. Millennia has assisted the Company in securing a partner to address widespread distribution in Japan. In January 2015 we granted to Rohto Pharmaceutical Co., Ltd. (“Rohto”) a royalty bearing, nontransferable, exclusive license, with limited right to sublicense, to use certain of the Company’s intellectual property for the development, import, use, manufacturing, marketing, sale and distribution for all wound care and topical dermatology applications of the Aurix system and related intellectual property and know-how in human and veterinary medicine in Japan in exchange for an upfront payment from Rohto of $3.0 million (which is reduced by the $1.5 million payment to Millennia Holdings, as set forth below). The agreement also contemplates additional royalty payments based on the net sales of Aurix in Japan and an additional future cash payment in the event specific milestones are met. In connection with and effective as of the entering into the Rohto Agreement, we executed Amendment No. 5 to the Licensing and Distribution Agreement with Millennia dated September 10, 2009, as subsequently amended to terminate the Millennia Agreement and to allow us to transfer the exclusivity rights from Millennia to Rohto. In connection with this amendment we paid a one-time, non-refundable fee of $1.5 million to Millennia upon our receipt of the $3.0 million upfront payment from Rohto and may be required to pay certain future royalty payments to Millennia based upon net sales in Japan. Millennia has been instrumental in establishing the advanced wound care market in Japan, and will continue to work with Rohto to develop the market for Aurix. Further, Rohto has assumed all responsibility for securing the Marketing Authorization (“MA”) from Japan’s Ministry of Health, Labour and Welfare (“MHLW”), while we will provide relevant product information, as well as clinical and other data to support Rohto’s MA application.